14. JOINT VENTURE PROFIT SHARING (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
JOINT VENTURE PROFIT SHARING

14.	JOINT VENTURE PROFIT SHARING

During 2011 the Company entered into an agreement with CRA, Inc. regarding a sale of 60 scanners to a municipal school system. Under the terms of the deal CRA, Inc. purchased all of the materials and paid substantially all of the cost, View Systems, Inc. assembled the products, shipped the scanners for installation and billed the school system. The terms of the agreement provide that each party is to share equally in the profits. As of December 31, 2011 the Company owed $106,366 to CRA, Inc. which included reimbursements for materials and for CRA’s share of the profit in the amount of $27,345. As of December 31, 2012 the Company has estimated that it owes CRA $63,561 which is CRA’s share on the profit is reflected on the financial statements as a component of cost of sales. However, since the project is not completed as of December 31, 2012 the ultimate calculation of profit cannot be made until the job is considered completed. The Company is technically in default under the terms of the agreement because of late payments.